Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	3.49
Maximum Aggregate Offering Price	$ 17,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,409.84
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of the Registrant's common stock that become issuable under the 2003 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's common stock. Proposed Maximum Offering Price Per Unit is computed in accordance with Rule 457(h) under the Securities Act by averaging the high and low sales prices of the Registrant's Class A Common Stock reported on The NASDAQ Global Select Market for December 3, 2025.